Investments in Subsidiaries - Assets and Liabilities and Cash Flow Effect of Disposal of Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of subsidiaries [line items]
Property, plant and equipment (Note 11)		¥ 4,210,444	$ 594,267	¥ 3,756,542
Cash and bank balances		5,205,605	734,726	5,110,520
Total assets		23,854,191	3,366,811	21,657,964
Trade and other payables		(8,644,393)	(1,220,081)	(7,191,134)
Provision for taxation		(55,446)	(7,826)	(73,480)
Deferred taxation		¥ (153,486)	$ (21,663)	¥ (136,728)
Gain on disposal:
Gain on disposal of the subsidiaries (Note 8.2(a))	¥ 216,115
Net cash inflow on disposal of the subsidiaries	341,602
Lkn investment international pteltd lknii and lknii wholly owned subsidiary shanghai hutai real estate development co ltd [member]
Disclosure of subsidiaries [line items]
Property, plant and equipment (Note 11)	104,844
Trade receivables and other receivables	3,257
Cash and bank balances	9,153
Total assets	117,254
Trade and other payables	(3,737)
Provision for taxation	(44)
Deferred taxation	(588)
Net assets	112,885
Gain on disposal:
Total consideration	395,000
Less: Cost of disposal	(47,532)
Total consideration less cost of disposal	347,468
Net assets derecognized	(112,885)
Realization of foreign translation reserves upon disposal	(18,468)
Gain on disposal of the subsidiaries (Note 8.2(a))	216,115
Total consideration less cost of disposal	347,468
Add: Transaction cost unpaid	33,287
Less: Retention sum receivables	(30,000)
Cash and bank balances of the subsidiaries	(9,153)
Net cash inflow on disposal of the subsidiaries	¥ 341,602